Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2019
Operating leases
Remaining lease term		3 years 8 months 12 days	3 years 4 months 24 days
Total lease payments		$ 2,262	$ 2,098
Right of use assets	$ 2,167	2,016	1,877
Short-term lease liabilities	421	541	548
Long-term lease liabilities	1,780	1,519	$ 1,374
Lease expenses	$ 100	$ 500
Weighted average discount rate		5.90%	5.90%
Office Space Located In Boston [Member]
Operating leases
Total lease payments				$ 3,200